Interim Condensed Statements of Operations (Unaudited) (Parenthetical) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Defined Benefit Plan Disclosure [Line Items]
Research and development	$ 289	$ 168
General and administrative	528	315
Interest expense		18
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Research and development	295	103
General and administrative	286	149
Interest expense		$ 12